Disclosure of accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Accounts payable and accrued liabilities	$ 3,365,005	$ 30,744
David M. Cole, President and CEO
Statements Line Items
Accounts payable and accrued liabilities	1,501,003	7,177
Christina Cepeliauskas, CFO
Statements Line Items
Accounts payable and accrued liabilities	238,425	0
Jan Steiert, Chief Legal Officer
Statements Line Items
Accounts payable and accrued liabilities	238,526	23
Directors
Statements Line Items
Accounts payable and accrued liabilities	1,387,413	23,852
Seabord Services Corp.
Statements Line Items
Accounts payable and accrued liabilities	$ (362)	$ (307)